Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
 SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(Tabular dollars in millions)

Col. A	Col. B	Col. C					Col. D	Col. E
Description	Balance at Beginning of Period	Balance Acquired through Acquisitions	Charged to Costs and Expenses		Charged to Other Accounts		Deductions	Balance at End of Period
Allowance for doubtful accounts:
Year ended December 31, 2017	$60	$1	$5		$—		$17	$49
Year ended December 31, 2016	$59	$1	$12		$—		$12	$60
Year ended December 31, 2015	$47	$—	$9		$15	(a)	$12	$59

Valuation allowance on deferred tax assets:
Year ended December 31, 2017	$928	$218	$143		$—		$315	$974
Year ended December 31, 2016	$914	$—	$41		$—		$27	$928
Year ended December 31, 2015	$574	$—	$394	(b)	$—		$54	$914

Reserves for inventory obsolescence:
Year ended December 31, 2017	$19	$1	$6		$—		$7	$19
Year ended December 31, 2016	$23	$1	$2		$—		$7	$19
Year ended December 31, 2015	$30	$—	$10		$—		$17	$23
(a) Reclassification from long-term to current.
(b) Primarily relates to a valuation allowance for a U.S. capital loss carryforward deferred tax asset that arose from the sale of internet businesses in China.